TAX EXPENSE	12 Months Ended
Dec. 31, 2022
TAX EXPENSE
TAX EXPENSE

35.TAX EXPENSE

(a)	Tax amounts recognized in profit or loss

Current income tax expense consists of three components - current income tax on taxable income, 7.5% special mining duty (“SMD”) on income subject to SMD, and withholding taxes attributable to interest charged on intercompany loans to the Mexican operating company.

	Years ended December 31
	2022	2021
Current income tax expense	$22,512	$—
Mexican 7.5% Special Mining Duty expense	9,371	—
Deferred income tax (recovery)	(2,698)	—
Deferred Mexican 7.5% Special Mining Duty expense	293	—
Withholding taxes	3,150	—
Tax expense	$32,628	$—

(b)	Reconciliation of effective tax rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	2022	2021
Income (loss) before tax	$78,398	$(26,278)
Statutory income tax rate	26.8%	26.8%

Expected income tax	$21,036	$(7,042)
Differences between Canadian and foreign tax rates	4,117	(744)
Items not deductible for tax purposes	4,508	2,850
Share based compensation	107	587
Change in unrecognized deductible temporary differences	(7,778)	6,208
True ups	1,901	(1,913)
Effect of changes in tax rates from prior years	—	(71)
Effect of changes in foreign exchange rates	(2,371)	393
Mexican Special Mining Duty	9,576	—
Inflationary adjustment and other	1,532	(268)
Total income taxes	32,628	—

Effective tax rate	41.6%	n/a

In 2022, the statutory income tax rate applicable to the Canadian parent entity was 26.8% (2021 – 26.8%).

(c)	Unrecognized deductible temporary differences

We recognize tax benefits on losses or other deductible amounts generated in countries where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences for which no deferred tax asset is recognized consist of the following amounts.

	December 31
	2022	2021
Mineral properties and exploration expenditures	$30,467	$55,548
Equipment	1,251	1,814
Site closure provisions	356	5,460
Long term debt	6,570	—
Share issue costs	3,452	5,724
Non capital losses	53,436	41,343
Intercompany debt	—	413
Other	154	5,202
Unrecognized deductible temporary differences	$95,686	$115,504

(d)	Recognized deferred tax assets and liabilities

Recognized deferred tax assets and liabilities are comprised of the following:

	December 31
	2022	2021
Property, plant and equipment	$(216)	$(8,173)
Site closure provisions	2,363	—
Long term debt	—	(1,786)
Non capital losses	1,397	10,447
Intercompany debt	(1,619)	—
Other	480	(488)
Recognized deferred tax assets (liabilities)	$2,405	$—

Significant judgment is required in determining the deferred tax asset related to the Camino Rojo Oxide Mine. This includes the probability that there will be sufficient taxable income in the future against which the deferred tax asset can be utilized. Due to successful performance of the Camino Rojo Oxide Mine, the Company considers it highly probable that its Mexican operating subsidiary will have future taxable profits which will be available against which the deductible temporary differences can be used. Accordingly, during the year ended December 31, 2022, the Company recognized the previously unrecognized deferred tax asset relating to the Camino Rojo Oxide Mine.

(e)	Temporary difference on investment in subsidiaries

The temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized, aggregate to $62 million(December 31, 2021 - $5 million). The Company has determined that the taxable temporary difference will not reverse in the foreseeable future.

(f)	Tax loss carryforwards

Our tax losses have the following expiry dates.

	Tax losses	December 31
	expire in years	2022	2021
Canada	2025 to 2042	$61,214	$46,354
Mexico	2027 to 2031	—	29,851
Panama	2023 to 2027	736	655
United States	indefinite	27,086	16